Basis of Presentation (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Basis Of Presentation Details Narrative
Common stock, authorized	2,000,000,000	2,000,000,000
Common stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	20,000,000	20,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Cash	$ 27,889	$ 179,032